CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Feb. 28, 2023	Feb. 28, 2022
Accumulated depreciation, revenue earning devices	$ 778,839	$ 434,661
Accumulated depreciation, fixed assets	182,002	49,065
Discount of current portion of convertible notes payable	0	0
Discount of current portion of loans payable	1,651,597	14,745
Discount of loans payable	$ 4,130,291	$ 4,905,076
Preferred stock, authorized	15,545,650	15,545,650
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, par value (in dollars per shares)	$ 0.001
Common stock, par value (in dollars per shares)	$ 0.00001	$ 0.00001
Common stock, authorized	7,225,000,000	7,225,000,000
Common stock, shares, issued	5,848,741,599	4,735,210,360
Common stock, shares, outstanding	5,848,741,599	4,735,210,360
Series G Preferred Stock [Member]
Preferred stock, authorized	100,000	100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Series E Preferred Stock [Member]
Preferred stock, authorized	4,350,000	4,350,000
Preferred stock, shares issued	3,350,000	3,350,000
Preferred stock, shares outstanding	3,350,000	3,350,000
Preferred stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Series F Preferred Stock [Member]
Preferred stock, authorized	4,350	4,350
Preferred stock, shares issued	2,533	2,532
Preferred stock, shares outstanding	2,533	2,532
Preferred stock, par value (in dollars per shares)	$ 1.00	$ 1.00